Loan Portfolio and Allowance for Credit Losses, Amortized Cost Basis of Loans on Nonaccrual Status (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	$ 17,265	$ 16,244
Non-accrual	1,535	1,419
Loans Past Due Over 89 Days Still Accruing	0	0
Commercial [Member] | Commercial Real Estate [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	329	536
Non-accrual	0	0
Loans Past Due Over 89 Days Still Accruing	0	0
Commercial [Member] | Other [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	14	314
Non-accrual	0	0
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	13,560	12,584
Non-accrual	1,394	721
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	526	271
Non-accrual	0	8
Loans Past Due Over 89 Days Still Accruing	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	2,724	2,395
Non-accrual	123	668
Loans Past Due Over 89 Days Still Accruing	0	0
Installment [Member]
Amortized Cost Basis of Loans on Nonaccrual Status and Loans Past Due [Abstract]
Non-accrual With No Allowance for Credit Loss	112	144
Non-accrual	18	22
Loans Past Due Over 89 Days Still Accruing	$ 0	$ 0